Notes Payable	12 Months Ended
Oct. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 12 – Notes Payable

The Company issued an unsecured promissory note to Asher Enterprises, Inc. (“Asher”, the “Holder”) on September 20, 2012 which resulted in gross proceeds to the Company of $53,000.  The note bears an 8% annual interest rate, is due and payable with unpaid interest in cash on June 24, 2013, and is reported in the Company’s balance sheet as Notes Payable – Short Term. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the Issue Dates and ending on the Maturity Dates the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued a convertible promissory note to Asher in July 2012 which issuance resulted in gross proceeds to the Company of $83,500.  The note bears an 8% annual interest rate, is due and payable with unpaid interest in cash in April 13, 2013, and is reported in the Company’s balance sheet as Current Portion of Notes Payable. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the issue date and ending on the maturity date the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued two unsecured promissory notes to Asher on August 18, 2011 and September 15, 2011 which issuances resulted in gross proceeds to the Company of $60,000 and $42,500, respectively, for total gross proceeds of $102,500.  The notes bear an 8% annual interest rate, was due and payable with unpaid interest in cash on May 22, 2012 and June 19, 2012. (“the Maturity Dates”) and is reported in the Company’s balance sheet as Notes Payable – Short Term. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the Issue Dates and ending on the Maturity Dates the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The notes were converted to shares of the Company’s common stock at various points in time during 2012.

The Company issued an unsecured promissory note to Blackbeth Holdings Ltd on August 1, 2011 in the amount of $50,000.  On March 7, 2012 the note was satisfied with an agreement for settlement and release arranged for pursuant to our “Agreement to Assign and Settle Notes” with Vinfluence.